Fair Value Measurement - Schedule of changes in level 3 liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants to purchase common stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in fair value of warrant liability	$ (1,241,000)	$ 0
Level 3 | Fair Value, Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	286,000	286,000
VCIP/OBIP liability transferred out of Level 3	(286,000)	0
Changes in fair value of warrant liability		0	$ 0
Balance, end of period	767,000	286,000	$ 286,000
Level 3 | Fair Value, Recurring | Warrants to purchase common stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Closing-date fair value of warrant liability	2,008,000	$ 0
Changes in fair value of warrant liability	$ (1,200,000)